Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Stock Based Compensation

Note 5:  Stock-Based Compensation

The Company has historically granted stock options to certain vendors and employees.  On January 26, 2011, the Company granted 384,000 stock options at a strike price of $0.25 that vest equally over a four year period.  The grant date fair value of the awards was $54,736 (net of estimated forfeitures of 10%) which was determined using a Black Scholes option pricing model using the following assumptions:  volatility of 68%, risk-free rate of return of 2.4%, stock price of $0.25 and expected term of 6.25 years.  The options expire in 2021.

On January 23, 2012, the Company granted 533,000 stock options at a strike price of $1.59 that vest equally over a four year period.  The grant date fair value of the awards was $394,625 (net of estimated forfeitures of 10%) which was determined using a Black Scholes option pricing model using the following assumptions:  volatility of 54%, risk-free rate of return of 1.2%, stock price of $1.59 and expected term of 6.25 years.  The options expire in 2022.

The volatility used was based on historical volatility of similar sized companies due to lack of historical data of the Company’s stock price. The risk free interest rate was determined based on treasury securities with maturities equal to the expected term of the underlying award.  The expected term was determined based on the simplified method outlined in Staff Accounting Bulletin No. 110.

Stock option awards are expensed on a straight-line basis over the requisite service period.  During the three months ended March 31, 2012 and 2011, the Company recognized expense of $30,028 and $13,626, respectively. At March 31, 2012, future stock compensation expense (net of estimated forfeitures) not yet recognized was $492,238 and will be recognized over a weighted average remaining vesting period of 2.03 years.  The following summarizes stock option activity for the three months ended March 31, 2012:

		Weighted	Weighted	Weighted
		Average	Average	Average
	Number of	Exercise	Fair	Remaining
	Shares	Price	Value	Contractual Life
Outstanding at December 31, 2011	1,318,000	$ 0.25	$ 0.16
Granted at market price	533,000	1.59	0.82
Exercised	-
Forfeited	-
Outstanding at March 31, 2012	1,851,000	0.64	0.35	8.8
Exercisable	422,833	$ 0.25	$ 0.16	8.4

The following table summarizes information about the Company’s stock options at March 31, 2012:

	Exercisable		Unexercisable		Total

		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
Range of Exercise Prices	Outstanding	Exercise Price	Outstanding	Exercise Price	Outstanding	Exercise Price

$.25 per share	422,833	$ 0.25	895,167	0.25	1,318,000	$ 0.25
$1.59 per share	-	-	533,000	1.59	533,000	$ 1.59

Note 9:  Stock-Based Compensation

On November 23, 2010, the Company approved a 2010 Employee Stock Plan and reserved up to 1,360,000 shares of the Company’s common stock for issuance under the plan.

On April 29, 2011, the Company increased the number of shares of the Company’s common stock available for issuance under the plan from 1,360,000 to 2,500,000.

On July 1, 2010, the Company entered into an employment agreement with Richard Harrison, its President and Chief Operating Officer. The employment agreement, which was amended in November 2010 to clarify certain provisions, further provides that Mr. Harrison receive 960,000 options with a four-year vesting period beginning on August 1, 2010 at an exercise price of $0.25. The options have a ten-year term.

The Company has historically granted stock options to certain vendors and employees. On January 26, 2011, the Company granted 384,000 stock options at a strike price of $0.25 that vest equally over a four year period. The grant date fair value of the awards was $54,736. The options expire in 2021.

Awards are valued based on the grant date fair value of the instruments, net of estimated forfeitures, using a Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2011	2010
Volatility	68%	68%
Risk-free interest rate	2.40%	1.80%
Expected term	6.3 years	6.3 years
Forfeiture rate	10%	0%
Dividend yield rate	0%	0%

The volatility used was based on historical volatility of similar sized companies due to lack of historical data of the Company’s stock price. The risk free interest rate was determined based on treasury securities with maturities equal to the expected term of the underlying award.  The expected term was determined based on the simplified method outlined in Staff Accounting Bulletin No. 110.

Stock option awards are expensed on a straight-line basis over the requisite service period.  During the years ended December 31, 2011 and 2010, the Company recognized expense of $46,737 and $15,659, respectively. At December 31, 2011, future stock compensation expense (net of estimated forfeitures) not yet recognized was $127,642 and will be recognized over a weighted average remaining vesting period of 1.3 years.  The following summarizes stock option activity for the year ended December 31, 2011:

	Number of Units	Weighted- Average Exercise Price	Weighted- Average Fair Value	Weighted- Average Remaining Contractual Term (in years)

Outstanding at December 31, 2010	960,000	$ 0.25	$ 0.16
Granted at market price	384,000	0.25	0.16
Exercised		-	-
Forfeited	(26,000)	-	-
Outstanding at December 31, 2011	1,318,000	$ 0.25	$ 0.16	8.7

Exerciseable at December 31, 2011	283,333	$ 0.25	$ 0.16	8.5

The following summarizes information about the Company’s stock options at December 31, 2011:

	Exercisable		Unexercisable		Total

		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
Range of Exercise Prices	Outstanding	Exercise Price	Outstanding	Exercise Price	Outstanding	Exercise Price

$.25 per share	283,333	$ 0.25	1,034,667	0.25	1,318,000	$ 0.25

The intrinsic value of the Company’s stock options outstanding was $1,120,300 at December 31, 2011.